Select Quarterly Information	12 Months Ended
Dec. 31, 2011
SELECT QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Quarterly Financial Information [Text Block]
SELECT QUARTERLY FINANCIAL DATA (unaudited)

The following is a summary of our unaudited quarterly financial information for the years ended December 31, 2011 and 2010 (in thousands, except per share data):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2011
Revenues	$8,086	$8,071	$8,790	$9,968
Net income (loss)	246	(238)	675	650
Earnings per unit:
Basic - Net income (loss) excluding amounts attributable to unvested restricted shares (1)	$0.03	$(0.02)	$0.05	$0.05
Diluted - Net income (loss) excluding amounts attributable to unvested restricted shares (1)	0.03	(0.02)	0.05	0.05
2010
Revenues	$7,709	$7,832	$7,933	$8,059
Net income	335	255	234	751
Earnings per unit:
Basic - Net income excluding amounts attributable to unvested restricted shares (1)	$0.07	$0.05	$0.04	$0.10
Diluted - Net income excluding amounts attributable to unvested restricted shares (1)	0.07	0.05	0.04	0.10

(1)
The sum of individual quarterly basic and diluted earnings per share amounts may not agree with the year-to-date basic and diluted earning per share amounts as the result of each period's computation being based on the weighted average number of common shares outstanding during that period.